Shareholder Fees (Vanguard Admiral Treasury Money Market Fund Participant)	Vanguard Admiral Treasury Money Market Fund Vanguard Admiral Treasury Money Market Fund - Investor Shares 9/1/2013 - 8/31/2014
Shareholder Fees (fees paid directly from your investment]
Sales charge (load) imposed on purchases	none
Purchase Fee	none
Sales charge (load) imposed on reinvested dividends	none
Redemption Fee	none